Note 14 - Income Tax - Provision for (Recovery of) Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current
Current income tax expense (recovery)	$ 72,918	$ 82,952
Deferred
Deferred income tax expense (recovery)	2,847	(12,828)
Effective tax rate	75,765	70,124
Canada Revenue Agency [Member]
Current
Canada, current income tax expense (recovery)	16,477	16,161
Deferred
Canada, deferred income tax expense (recovery)	(3,725)	(764)
Internal Revenue Service (IRS) [Member]
Current
United States, current income tax expense (recovery)	56,441	66,791
Deferred
United States, deferred income tax expense (recovery)	$ 6,572	$ (12,064)